Fair Value of Assets Carried at Fair Value (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Money market funds
Cash equivalents:
Cash equivalents, Fair value	$ 81,817	$ 34,265
Certificates of deposit
Other assets:
Other assets, Fair value	630	500
Level 1 | Money market funds
Cash equivalents:
Cash equivalents, Fair value	72,717	34,265
Level 1 | Certificates of deposit
Other assets:
Other assets, Fair value
Level 2 | Money market funds
Cash equivalents:
Cash equivalents, Fair value	9,000
Level 2 | Certificates of deposit
Other assets:
Other assets, Fair value	630	500
Level 3 | Money market funds
Cash equivalents:
Cash equivalents, Fair value
Level 3 | Certificates of deposit
Other assets:
Other assets, Fair value